Submission	Oct. 29, 2025
Submission [Line Items]
Central Index Key	0001780785
Registrant Name	CN ENERGY GROUP. INC.
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Issuer Name	CN ENERGY GROUP. INC.